Employees - Summary of Employee Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [Abstract]
Remuneration	$ 10,167	$ 10,855	$ 11,985
Social security contributions	810	844	867
Retirement benefits (see Note 17)	1,878	1,815	2,181
Share-based compensation expense	531	802	693
Total	$ 13,386	$ 14,316	$ 15,726